LONG-TERM BORROWINGS - Scheduled principal payments for the outstanding long-term loans (Details) - Dec. 31, 2022 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
LONG-TERM BORROWINGS
2025	¥ 5,542
2026	5,542
2027	7,388
Total	¥ 18,472	$ 2,678